CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) AND COMPREHENSIVE LOSS (USD $) In Thousands	Common Stock [Member]	Series Preferred Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Deferred Compensation, Share-Based Payments [Member]	Retained Earnings [Member]	Accumulated Translation Adjustment [Member]	Total
Balances at Mar. 17, 1996	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balances (in shares) at Mar. 17, 1996	0	0	0
Accretion of membership units mandatory redemption obligation	0	0	0	0	0	(106)	0	(106)
Net Loss	0	0	0	0	0	(1,233)	0	(1,233)
Balance at Dec. 31, 1996	0	0	0	0	0	(1,339)	0	(1,339)
Balances (in shares) at Dec. 31, 1996	0	0	0
Accretion of membership units mandatory redemption obligation	0	0	0	0	0	(275)	0	(275)
Net Loss	0	0	0	0	0	(2,560)	0	(2,560)
Balance at Dec. 31, 1997	0	0	0	0	0	(4,174)	0	(4,174)
Balances (in shares) at Dec. 31, 1997	0	0	0
Conversion of membership units to common stock	2	0	0	0	0	(2)	0	0
Conversion of membership units to common stock (in shares)	138	0	0
Accretion of Series A preferred stock mandatory redemption obligation	0	0	0	0	0	(329)	0	(329)
Net Loss	0	0	0	0	0	(4,719)	0	(4,719)
Balance at Dec. 31, 1998	2	0	0	0	0	(9,224)	0	(9,222)
Balances (in shares) at Dec. 31, 1998	138	0	0
Accretion of Series A preferred stock mandatory redemption obligation	0	0	0	0	0	(354)	0	(354)
Warrants issued for services	0	0	0	394	0	0	0	394
Net Loss	0	0	0	0	0	(5,609)	0	(5,609)
Balance at Dec. 31, 1999	2	0	0	394	0	(15,187)	0	(14,791)
Balances (in shares) at Dec. 31, 1999	138	0	0
Accretion of Series A preferred stock mandatory redemption obligation	0	0	0	0	0	(430)	0	(430)
Warrants issued for services	0	0	0	368	0	0	0	368
Issuance of Series C preferred stock warrants in connection with lease agreement	0	0	0	43	0	0	0	43
Exercise of stock options and warrants for cash	0	0	0	1	0	0	0	1
Exercise of stock options and warrants for cash (in shares)	0	0	0
Stock issuance in exchange for license option	0	0	0	4	0	0	0	4
Stock issuance in exchange for license option (in shares)	0	0	0
Issuance of Series D preferred stock warrants	0	0	0	4,039	0	0	0	4,039
Beneficial conversion feature of convertible promissory notes	0	0	0	1,026	0	0	0	1,026
Issuance of common stock warrants	0	0	0	3	0	0	0	3
Cancellation of common stock	0	0	0	0	0	0	0	0
Cancellation of common stock (in shares)	17	0	0
Net Loss	0	0	0	0	0	(12,779)	0	(12,779)
Balance at Dec. 31, 2000	2	0	0	5,878	0	(28,396)	0	(22,516)
Balances (in shares) at Dec. 31, 2000	121	0	0
Accretion of Series A preferred stock mandatory redemption obligation	0	0	0	0	0	(379)	0	(379)
Warrants issued for services	0	0	0	2,287	0	0	0	2,287
Exercise of stock options and warrants for cash	1	0	0	407	0	0	0	408
Exercise of stock options and warrants for cash (in shares)	72	0	0
Issuance of Series D preferred stock warrants	0	0	0	225	0	0	0	225
Beneficial conversion feature of convertible promissory notes	0	0	0	456	0	0	0	456
Beneficial conversion feature of Series D preferred stock	0	0	0	4,274	0	(4,274)	0	0
Issuance of common stock in initial public offering	4	0	0	17,151	0	0	0	17,155
Issuance of common stock in initial public offering (in shares)	250	0	0
Conversion of preferred stock into common stock	10	0	0	31,569	0	0	0	31,579
Conversion of preferred stock into common stock (in shares)	611	0	0
Series A preferred stock redemption fee	0	0	0	0	0	(1,700)	0	(1,700)
Deferred compensation related to employee restricted stock option	0	0	0	1,330	(1,330)	0	0	0
Amortization of deferred compensation	0	0	0	0	314	0	0	314
Issuance of stock options to nonemployees for services	0	0	0	45	0	0	0	45
Net Loss	0	0	0	0	0	(10,940)	0	(10,940)
Balance at Dec. 31, 2001	17	0	0	63,622	(1,016)	(45,689)	0	16,934
Balances (in shares) at Dec. 31, 2001	1,054	0	0
Stock compensation expense	0	0	0	22	(22)	0	0	0
Exercise of stock options and warrants for cash	0	0	0	18	0	0	0	18
Exercise of stock options and warrants for cash (in shares)	2	0	0
Issuance of common stock warrants	0	0	0	80	0	0	0	80
Cancellation of common stock	0	0	0	(301)	301	0	0	0
Deferred compensation related to employee restricted stock option	0	0	0	449	(449)	0	0	0
Deferred compensation related to employee restricted stock option (in shares)	6	0	0
Amortization of deferred compensation	0	0	0	0	350	0	0	350
Issuance of unregistered common stock	1	0	0	199	0	0	0	200
Issuance of unregistered common stock (in shares)	63	0	0
Issuance of common stock, Employee Stock Purchase Plan	0	0	0	6	0	0	0	6
Issuance of common stock, Employee Stock Purchase Plan (in shares)	1	0	0
Issuance of restricted stock to nonemployees	0	0	0	34	0	0	0	34
Issuance of restricted stock to nonemployees (in shares)	1	0	0
Issuance of stock options to nonemployees for services	0	0	0	57	0	0	0	57
Cancellation of employee restricted stock grants	0	0	0	(392)	392	0	0	0
Cancellation of employee restricted stock grants (in shares)	(5)	0	0
Net Loss	0	0	0	0	0	(12,804)	0	(12,804)
Balance at Dec. 31, 2002	18	0	0	63,794	(444)	(58,493)	0	4,875
Balances (in shares) at Dec. 31, 2002	1,121	0	0
Exercise of stock options and warrants for cash	0	0	0	0	0	0	0	0
Exercise of stock options and warrants for cash (in shares)	1	0	0
Beneficial conversion feature of convertible promissory notes	0	0	0	114	0	0	0	114
Cancellation of common stock	0	0	0	(131)	131	0	0	0
Amortization of deferred compensation	0	0	0	0	240	0	0	240
Issuance of common stock, Employee Stock Purchase Plan	0	0	0	0	0	0	0	0
Issuance of common stock, Employee Stock Purchase Plan (in shares)	0	0	0
Cancellation of employee restricted stock grants	0	0	0	(20)	20	0	0	0
Cancellation of employee restricted stock grants (in shares)	0	0	0
Issuance of unregistered common stock to Medarex	1	0	0	199	0	0	0	200
Issuance of unregistered common stock to Medarex (in shares)	63	0	0
Issuance of unregistered common stock to Nexus	0	0	0	35	0	0	0	35
Issuance of unregistered common stock to Nexus (in shares)	6	0	0
Issuance of common stock warrants	0	0	0	80	0	0	0	80
Issuance of common stock warrants	0	0	0	221	0	0	0	221
Non-employee stock compensation	0	0	0	2	0	0	0	2
Net Loss	0	0	0	0	0	(5,752)	0	(5,752)
Balance at Dec. 31, 2003	19	0	0	64,294	(53)	(64,245)	0	15
Balances (in shares) at Dec. 31, 2003	1,189	0	0
Beneficial conversion feature of convertible promissory notes	0	0	0	1,156	0	0	0	1,156
Issuance of common stock warrants	0	0	0	1,711	0	0	0	1,711
Cancellation of common stock	0	0	0	(5)	5	0	0	0
Amortization of deferred compensation	0	0	0	0	41	0	0	41
Issuance of common stock, Employee Stock Purchase Plan	0	0	0	0	0	0	0	0
Issuance of common stock, Employee Stock Purchase Plan (in shares)	0	0	0
Warrant valuation		0	0	368	0	0	0	368
Net Loss	0	0	0	0	0	(8,508)	0	(8,508)
Balance at Dec. 31, 2004	19	0	0	67,524	(7)	(72,753)	0	(5,217)
Balances (in shares) at Dec. 31, 2004	1,189	0	0
Common Stock warrant liability	0	0	0	(604)	0	0	0	(604)
Exercise of stock options and warrants for cash	0	0	0	4	0	0	0	4
Exercise of stock options and warrants for cash (in shares)	3	0	0
Beneficial conversion feature of convertible promissory notes	0	0	0	1,172	0	0	0	1,172
Issuance of common stock warrants	0	0	0	1,878	0	0	0	1,878
Amortization of deferred compensation	0	0	0	0	7	0	0	7
Issuance of stock options to nonemployees for services	0	0	0	3	0	0	0	3
Issuance of unregistered common stock and preferred stock to Toucan Capital	0	33	0	1,243	0	0	0	1,276
Issuance of unregistered common stock and preferred stock to Toucan Capital (in shares)	0	2,031	0
Net Loss	0	0	0	0	0	(9,937)	0	(9,937)
Balance at Dec. 31, 2005	19	33	0	71,220	0	(82,690)	0	(11,418)
Balances (in shares) at Dec. 31, 2005	1,192	2,031	0
Stock compensation expense	0	0	0	19	0	0	0	19
Common Stock warrant liability	0	0	0	(6,523)	0	0	0	(6,523)
Exercise of stock options and warrants for cash	0	0	0	9	0	0	0	9
Exercise of stock options and warrants for cash (in shares)	4	0	0
Beneficial conversion feature of convertible promissory notes	0	0	0	64	0	0	0	64
Issuance of common stock warrants	0	0	0	236	0	0	0	236
Issuance of common stock in initial public offering	39	0	0	4,649	0	0	0	4,688
Issuance of common stock in initial public offering (in shares)	2,467	0	0
Issuance of warrants to PIPE investment bankers	0	0	0	395	0	0	0	395
Conversion of notes payable due to Toucan Capital to Series A-1 preferred stock	0	0	5	7,702	0	0	0	7,707
Conversion of notes payable due to Toucan Capital to Series A-1 preferred stock (in shares)	0	0	0
Conversion of notes payable due to management to common stock	3	0	0	266	0	0	0	269
Conversion of notes payable due to management to common stock (in shares)	168	0	0
Exercise of stock options - cashless	4	0	0	(4)	0	0	0	0
Exercise of stock options - cashless (in shares)	246	0	0
Net Loss	0	0	0	0	0	(1,395)	0	(1,395)
Balance at Dec. 31, 2006	65	33	5	78,033	0	(84,085)	0	(5,949)
Balances (in shares) at Dec. 31, 2006	4,078	2,031	301
Stock compensation expense	0	0	0	2,679	0	0	0	2,679
Cumulative translation adjustment	0	0	0	0	0	0	(4)	(4)
Beneficial conversion feature of convertible promissory notes	0	0	0	1,198	0	0	0	1,198
Issuance of common stock warrants	0	0	0	4,495	0	0	0	4,495
Issuance of common stock in initial public offering	16	0	0	25,870	0	0	0	25,886
Issuance of common stock in initial public offering (in shares)	987	0	0
Exercise of stock options - cashless	0	0	0	0	0	0	0	0
Exercise of stock options - cashless (in shares)	21	0	0
Conversion of common stock at par related to the reverse stock split	(61)	0	0	61	0	0	0	0
Conversion of common stock at par related to the reverse stock split (in shares)	(3,806)	0	0
Conversion of Series A and A-1 preferred stock into common stock	15	(33)	(5)	23	0	0	0	0
Conversion of Series A and A-1 preferred stock into common stock (in shares)	938	(2,031)	(301)
Issuance of common stock in connection with elimination of Series A and Series A-1 preferred stock preferences	7	0	0	12,342	0	(12,349)	0	0
Issuance of common stock in connection with elimination of Series A and Series A-1 preferred stock preferences (in shares)	429	0	0
Modification of preferred stock Series A and Series A-1 warrants	0	0	0	18,699	0	(18,699)	0	0
Preferred stock dividends	0	0	0	0	0	(1,251)	0	(1,251)
Warrants issued on Series A and Series A-1 preferred stock dividends	0	0	0	4,664	0	(4,664)	0	0
Exercise of warrants - cashless	0
Exercise of warrants - cashless (in shares)	21
Net Loss	0	0	0	0	0	(21,247)	0	(21,247)
Total comprehensive loss								(21,251)
Balance at Dec. 31, 2007	42	0	0	148,064	0	(142,295)	(4)	5,807
Balances (in shares) at Dec. 31, 2007	2,647	0	0
Stock compensation expense	0	0	0	3,001	0	0	0	3,001
Cumulative translation adjustment	0	0	0	0	0	0	(20)	(20)
Stock issuance in exchange for license option	0	0	0	225	0	0	0	225
Stock issuance in exchange for license option (in shares)	8	0	0
Issuance of common stock warrants	0	0	0	1,017	0	0	0	1,017
Exercise of stock options - cashless	0	0	0	1	0	0	0	1
Exercise of stock options - cashless (in shares)	2	0	0
Net Loss	0	0	0	0	0	(22,331)	0	(22,331)
Total comprehensive loss								(22,351)
Balance at Dec. 31, 2008	42	0	0	152,308	0	(164,626)	(24)	(12,300)
Balances (in shares) at Dec. 31, 2008	2,656	0	0
Debt discount related to beneficial conversion and warrants	0	0	0	2,578	0	0	0	2,578
Stock compensation expense	0	0	0	2,712	0	0	0	2,618
Stock and warrants issued for services	3	0	0	2,819	0	0	0	2,916
Stock and warrants issued for services (in shares)	229	0	0
Issuance of common stock in private placements	2	0	0	1,391	0	0	0	1,393
Issuance of common stock in private placements (in shares)	149	0	0
Loan conversion and conversion inducement	10	0	0	7,321	0	0	0	7,331
Loan conversion and conversion inducement (in shares)	534	0	0
Cumulative translation adjustment	0	0	0	0	0	0	(25)	(25)
Warrants issued for services	0	0	0	1,645	0	0	0	1,645
Exercise of stock options - cashless	0	0	0	0	0	0	0	0
Exercise of stock options - cashless (in shares)	10	0	0
Exercise of warrants - cashless	0	0	0	0	0	0	0	0
Exercise of warrants - cashless (in shares)	76	0	0
Loan conversion	1	0	0	111	0	0	0	112
Loan conversion (in shares)	35	0	0
Net Loss	0	0	0	0	0	(26,954)	0	(26,954)
Total comprehensive loss								(26,979)
Balance at Dec. 31, 2009	58	0	0	170,885	0	(191,580)	(49)	(20,686)
Balances (in shares) at Dec. 31, 2009	3,680	0	0
Debt discount related to beneficial conversion and warrants	0	0	0	3,254	0	0	0	3,254
Stock compensation expense	0	0	0	2,004	0	0	0	2,004
Stock and warrants issued for services	2	0	0	2,246	0	0	0	2,248
Stock and warrants issued for services (in shares)	142	0	0
Interest extensions and warrant valuations	1	0	0	2,627	0	0	0	2,628
Interest extensions and warrant valuations (in shares)	71	0	0
Issuance of common stock in private placements	6	0	0	3,832	0	0	0	3,838
Issuance of common stock in private placements (in shares)	320	0	0
Loan conversion and conversion inducement	6	0	0	6,406	0	0	0	6,412
Loan conversion and conversion inducement (in shares)	358	0	0
Cumulative translation adjustment	0	0	0	0	0	0	(104)	(104)
Issuance of common stock warrants	0	0	0	90	0	0	0	90
Net Loss	0	0	0	0	0	(27,368)	0	(27,368)
Total comprehensive loss								(27,472)
Balance at Dec. 31, 2010	73	0	0	191,344	0	(218,948)	(153)	(27,684)
Balances (in shares) at Dec. 31, 2010	4,570	0	0
Debt discount related to beneficial conversion and warrants	0	0	0	4,267	0	0	0	4,267
Stock compensation expense	0	0	0	8,445	0	0	0	8,445
Stock and warrants issued for services	8	0	0	5,369	0	0	0	5,377
Stock and warrants issued for services (in shares)	503	0	0
Interest extensions and warrant valuations	0	0	0	797	0	0	0	797
Interest extensions and warrant valuations (in shares)	0	0	0
Issuance of common stock in private placements	7	0	0	5,494	0	0	0	5,501
Issuance of common stock in private placements (in shares)	511	0	0
Loan conversion and conversion inducement	62	0	0	21,712	0	0	0	21,774
Loan conversion and conversion inducement (in shares)	3,750	0	0
Cumulative translation adjustment	0	0	0	0	0	0	3	3
Exercise of stock options and warrants for cash (in shares)								0
Cancellation of common stock (in shares)								(35)
Reclassified equity instruments	0	0	0	(38,723)	0	0	0	(38,723)
Embedded derivitive liabilities reclassified	0	0	0	900	0	0	0	900
Net Loss	0	0	0	0	0	(32,830)	0	(32,830)
Total comprehensive loss								(32,827)
Balance at Dec. 31, 2011	150	0	0	199,605	0	(251,778)	(150)	(52,173)
Balances (in shares) at Dec. 31, 2011	9,334	0	0
Stock and warrants issued for services				1,715
Beneficial conversion feature of convertible promissory notes				7,885
Issuance of common stock in initial public offering				1,479
Modifications/reclassifications of equity instruments				29,412
Notes payable conversions	44			7,797
Stock based compensation				2,574
Net Loss						(36,797)		(36,797)
Foreign currency translation adjustment							(40)
Total comprehensive loss								(36,837)
Balance at Sep. 30, 2012	$ 194			$ 250,467		$ (288,575)	$ (190)	$ (38,104)